ENTITY-WIDE DISCLOSURES	12 Months Ended
Jan. 02, 2022
Entity-wide disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES:
Following an internal reorganization which took effect on January 1, 2018 and resulted in the consolidation of the Company’s divisional organizational structure, the Company manages its business on the basis of one reportable operating segment.

Property, plant and equipment, right-of-use-assets, intangible assets, and goodwill, are allocated to geographic areas as follows:

	January 2, 2022	January 3, 2021

United States	$602,120	$431,403
Canada	69,939	95,585
Honduras	346,256	323,617
Caribbean	486,876	448,278
Asia-Pacific	129,926	114,785
Other	32,848	39,114
	$1,667,965	$1,452,782

Customers accounting for at least 10% of total net sales for the fiscal years ended January 2, 2022 and January 3, 2021 were as follows:

	2021	2020

Customer A	15.9%	12.3%
Customer B	13.9%	13.1%
Customer C	7.9%	10.4%